10 State House Square
                                                         Hartford, CT 06103-3602



                                                         Ellen Valvo
                                                         Paralegal
                                                         AFS Law SH11
August 4, 2000                                           (860) 275-2166
                                                         Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

Re:    Aetna Generation Portfolios, Inc.
       File Nos. 33-88334 and 811-8934
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus, Prospectus Supplement, Statement of Additional Information ("SAI") and SAI Supplement contained in Post-Effective Amendment No. 11 of Aetna Generation Portfolios, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo
---------------

Ellen Valvo